MFS Value Portfolio Expense Example - MFS Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	793
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,091
Class D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	913
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 972